LONG TERM LOAN (Details Narrative)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ILS (₪)
Borrowing costs [abstract]
Notional amount	$ 182,542	₪ 500,000
Borrowings, interest rate	1.50%	1.50%
Borrowings, maturity	September 18, 2025
Secured bank loans received	$ 9,127	₪ 25,000